Document And Entity Information	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2025
Entity Registrant Name	Culp, Inc.
Entity Central Index Key	0000723603
Entity Emerging Growth Company	false
Entity File Number	1-12597
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	56-1001967
Entity Address, Address Line One	410 W. English Rd 5th Floor
Entity Address, City or Town	High Point
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27262
City Area Code	336
Local Phone Number	889-5161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.05 per share
Trading Symbol	CULP
Security Exchange Name	NYSE